STOCK BASED COMPENSATION (Summary of All Stock Option Activity) (Details) (USD $)	9 Months Ended
Sep. 30, 2012
Number of Options
Options Outstanding, Beginning of Period	35,000
Granted	415,000
Options Outstanding, End of Period	450,000
Exercisable, End of Period	380,000
Weighted Average Exercise Price
Options Outstanding, Beginning of Period	$ 1.2
Granted	$ 0.69
Options Outstanding, End of Period	$ 0.73
Exercisable, End of Period	$ 0.74
Aggregate Intrinsic Value
Options Outstanding, End of Period
Exercisable, End of Period